Related Party Disclosures (Tables)	9 Months Ended
Sep. 30, 2024
Related party [Abstract]
Schedule of Related Party Transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

	Three Months Ended September 30		Nine Months Ended September 30
	2024	2023	2024	2023
Purchases from: *
SMP	$11	$16	$36	$39

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$13	$23	$40	$46
Mubadala Technology (reimbursement of expenses)	2	—	6	—
	$15	$23	$46	$46
* Purchases from SMP were primarily comprised of wafers.